As filed with the Securities and Exchange Commission on December 9, 2016

Securities Act of 1933 Registration No. 333-09341

Investment Company Act of 1940 Registration No. 811-07739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 48	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 50	[X]

(Check appropriate box or boxes)

Harding, Loevner Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

400 Crossing Boulevard, Fourth Floor

Bridgewater, New Jersey 08807

(Address of Principal Executive Offices)

1-877-435-8105

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	Copies to:
Owen T. Meacham, Esq.	Stephen H. Bier, Esq.
The Northern Trust Company	Dechert LLP
50 South LaSalle Street, B-7	1095 Avenue of the Americas
Chicago, Illinois 60603	New York, New York 10036-6797

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] On December 15, 2016 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] On (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] On (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 47 (the “Amendment”) to the Registration Statement of Harding, Loevner Funds, Inc. (the “Registrant”) was filed pursuant to Rule 485(a)(ii) under the Securities Act of 1933 on September 26, 2016 for the purpose of registering two new series of the Registrant, the Global Equity Research Portfolio and the Emerging Markets Research Portfolio. This Post-Effective Amendment No. 48 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 15, 2016 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 48 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 48 and has duly caused this Post-Effective Amendment No. 48 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bridgewater, State of New Jersey, on the 9th day of December, 2016.

HARDING, LOEVNER FUNDS, INC.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 48 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*/s/ David R. Loevner	Director	December 9, 2016
David R. Loevner

*/s/ Jennifer M. Borggaard	Director	December 9, 2016
Jennifer M. Borggaard

*/s/ Carolyn Ainslie	Director	December 9, 2016
Carolyn Ainslie

*/s/ William E. Chapman, II	Director	December 9, 2016
William E. Chapman, II

*/s/ Samuel R. Karetsky	Director	December 9, 2016
Samuel R. Karetsky

*/s/ R. Kelly Doherty	Director	December 9, 2016
R. Kelly Doherty

*/s/ Charles Freeman, III	Director	December 9, 2016
Charles Freeman, III

*/s/ Eric Rakowski	Director	December 9, 2016
Eric Rakowski

/s/ Richard T. Reiter	President (Principal Executive Officer)	December 9, 2016
Richard T. Reiter

/s/ Charles S. Todd	Chief Financial Officer and Treasurer	December 9, 2016
Charles S. Todd	(Principal Financial Officer)

/s/ Owen T. Meacham
* Attorney-in-Fact
Dated: December 9, 2016

* As Attorney-in-Fact pursuant to a Power of Attorney previously filed in Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A.